                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
-------------------------------------------------------------------------------

                         MASSACHUSETTS INVESTORS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MASSACHUSETTS INVESTORS TRUST                                           6/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             10
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    24
---------------------------------------------------
RESULTS OF SHAREHOLDER MEETING                   34
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            35
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   35
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------
THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.6%
              Cash & Other Net Assets                     0.4%

              TOP TEN HOLDINGS

              American International Group, Inc.          3.0%
              ------------------------------------------------
              Johnson & Johnson                           2.9%
              ------------------------------------------------
              United Technologies Corp.                   2.5%
              ------------------------------------------------
              EMC Corp.                                   2.3%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              Abbott Laboratories                         2.0%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------
              Dell, Inc.                                  2.0%
              ------------------------------------------------
              Wyeth                                       2.0%
              ------------------------------------------------
              Amgen, Inc.                                 1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                18.6%
              ------------------------------------------------
              Financial Services                         15.6%
              ------------------------------------------------
              Technology                                 14.9%
              ------------------------------------------------
              Consumer Staples                            9.7%
              ------------------------------------------------
              Energy                                      9.2%
              ------------------------------------------------
              Industrial Goods & Services                 8.5%
              ------------------------------------------------
              Leisure                                     6.2%
              ------------------------------------------------
              Retailing                                   6.1%
              ------------------------------------------------
              Utilities & Communications                  4.4%
              ------------------------------------------------
              Basic Materials                             3.4%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Special Products & Services                 0.9%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

TRUST EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
Share                      Expense   Account Value   Account Value    1/01/05-
Class                       Ratio      1/01/05          6/30/05        6/30/05
--------------------------------------------------------------------------------
           Actual           0.96%     $1,000.00         $995.20          $4.75
    A      ---------------------------------------------------------------------
           Hypothetical*    0.96%     $1,000.00       $1,020.03          $4.81
--------------------------------------------------------------------------------
           Actual           1.61%     $1,000.00         $991.70          $7.95
    B     ----------------------------------------------------------------------
           Hypothetical*    1.61%     $1,000.00       $1,016.81          $8.05
--------------------------------------------------------------------------------
           Actual           1.61%     $1,000.00         $991.70          $7.95
    C      ---------------------------------------------------------------------
           Hypothetical*    1.61%     $1,000.00       $1,016.81          $8.05
--------------------------------------------------------------------------------
           Actual           0.61%     $1,000.00         $997.10          $3.02
    I      ---------------------------------------------------------------------
           Hypothetical*    0.61%     $1,000.00       $1,021.77          $3.06
--------------------------------------------------------------------------------
    R      Actual           1.11%     $1,000.00         $994.00          $5.49
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    1.11%     $1,000.00       $1,019.29          $5.56
--------------------------------------------------------------------------------
           Actual           1.82%     $1,000.00         $991.10          $8.99
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.82%     $1,000.00       $1,015.77          $9.10
--------------------------------------------------------------------------------
           Actual           1.51%     $1,000.00         $991.70          $7.46
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.51%     $1,000.00       $1,017.31          $7.55
--------------------------------------------------------------------------------
    R3     Actual           1.37%     $1,000.00         $993.30          $6.77
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    1.37%     $1,000.00       $1,018.00          $6.85
--------------------------------------------------------------------------------
           Actual           1.01%     $1,000.00         $995.20          $5.00
    R4     ---------------------------------------------------------------------
           Hypothetical*    1.01%     $1,000.00       $1,019.79          $5.06
--------------------------------------------------------------------------------
           Actual           0.71%     $1,000.00         $995.80          $3.51
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.71%     $1,000.00       $1,021.27          $3.56
--------------------------------------------------------------------------------
           Actual           1.21%     $1,000.00         $994.10          $5.98
  529A     ---------------------------------------------------------------------
           Hypothetical*    1.21%     $1,000.00       $1,018.79          $6.06
--------------------------------------------------------------------------------
           Actual           1.86%     $1,000.00         $990.40          $9.18
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.86%     $1,000.00       $1,015.57          $9.30
--------------------------------------------------------------------------------
           Actual           1.86%     $1,000.00         $990.90          $9.18
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.86%     $1,000.00       $1,015.57          $9.30
--------------------------------------------------------------------------------

------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/05

The Portfolio of Investments is a complete list of all securities owned by your trust. It is categorized by broad-based asset classes.

Stocks - 99.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 4.6%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  1,791,990     $  116,246,391
United Technologies Corp.                                              2,657,520        136,463,652
                                                                                     --------------
                                                                                     $  252,710,043
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
---------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                          320,200     $   27,729,320
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.5%
---------------------------------------------------------------------------------------------------
American Express Co.^                                                  1,335,930     $   71,111,554
Bank of America Corp.                                                  2,105,480         96,030,943
Citigroup, Inc.                                                        1,132,283         52,345,443
J.P. Morgan Chase & Co.                                                1,944,250         68,670,910
SLM Corp.                                                              1,430,010         72,644,508
Wells Fargo & Co.                                                      1,638,878        100,922,107
                                                                                     --------------
                                                                                     $  461,725,465
---------------------------------------------------------------------------------------------------
Biotechnology - 4.3%
---------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                           1,708,680     $  103,306,793
Genzyme Corp.*                                                           870,240         52,292,722
Gilead Sciences, Inc.*                                                 1,785,960         78,564,380
                                                                                     --------------
                                                                                     $  234,163,895
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.3%
---------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.*^                                      2,204,360     $   26,849,105
Univision Communications, Inc., "A"*^                                  1,481,820         40,824,141
Viacom, Inc., "B"                                                      1,606,828         51,450,633
Walt Disney Co.                                                        2,424,250         61,042,615
                                                                                     --------------
                                                                                     $  180,166,494
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.1%
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                870,930     $   88,852,279
Legg Mason, Inc.^                                                        646,819         67,340,326
Lehman Brothers Holdings, Inc.^                                          658,790         65,404,671
                                                                                     --------------
                                                                                     $  221,597,276
---------------------------------------------------------------------------------------------------
Business Services - 0.9%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                   2,137,130     $   48,448,737
---------------------------------------------------------------------------------------------------
Chemicals - 2.4%
---------------------------------------------------------------------------------------------------
Dow Chemical Co.^                                                      1,192,900     $   53,119,837
Monsanto Co.                                                           1,209,910         76,067,042
                                                                                     --------------
                                                                                     $  129,186,879
---------------------------------------------------------------------------------------------------
Computer Software - 3.8%
---------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           1,380,600     $   36,489,258
Mercury Interactive Corp.*^                                              677,710         25,996,956
Oracle Corp.*                                                          8,210,980        108,384,936
VERITAS Software Corp.*                                                1,582,210         38,605,924
                                                                                     --------------
                                                                                     $  209,477,074
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.9%
---------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                    724,810     $   26,680,256
Dell, Inc.*                                                            2,734,620        108,044,836
Sun Microsystems, Inc.*                                                6,792,010         25,334,197
                                                                                     --------------
                                                                                     $  160,059,289
---------------------------------------------------------------------------------------------------
Construction - 1.1%
---------------------------------------------------------------------------------------------------
Masco Corp.                                                            1,841,900     $   58,498,744
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.4%
---------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                      985,190     $   37,289,441
Colgate-Palmolive Co.                                                  1,371,450         68,449,070
Procter & Gamble Co.                                                   1,712,866         90,353,682
Reckitt Benckiser PLC                                                  3,256,470         95,670,453
                                                                                     --------------
                                                                                     $  291,762,646
---------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
---------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                3,108,730     $   90,774,916
---------------------------------------------------------------------------------------------------
Electronics - 2.3%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   2,157,420     $   80,493,340
Texas Instruments, Inc.                                                  631,460         17,725,082
Xilinx, Inc.                                                             971,520         24,773,760
                                                                                     --------------
                                                                                     $  122,992,182
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
---------------------------------------------------------------------------------------------------
EnCana Corp.^                                                          1,293,450     $   51,207,686
EOG Resources, Inc.^                                                     959,760         54,514,368
                                                                                     --------------
                                                                                     $  105,722,054
---------------------------------------------------------------------------------------------------
Energy - Integrated - 2.5%
---------------------------------------------------------------------------------------------------
BP PLC, ADR                                                              906,592     $   56,553,209
TOTAL S.A., ADR^                                                         692,680         80,939,658
                                                                                     --------------
                                                                                     $  137,492,867
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.8%
---------------------------------------------------------------------------------------------------
Groupe Danone^                                                           372,930     $   32,663,923
Nestle S.A                                                               149,096         38,051,277
PepsiCo, Inc.^                                                         1,549,076         83,541,669
                                                                                     --------------
                                                                                     $  154,256,869
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.7%
---------------------------------------------------------------------------------------------------
Carnival Corp.^                                                        1,185,720     $   64,681,026
Hilton Group PLC                                                       5,431,400         27,741,658
                                                                                     --------------
                                                                                     $   92,422,684
---------------------------------------------------------------------------------------------------
General Merchandise - 2.5%
---------------------------------------------------------------------------------------------------
Target Corp.                                                           1,533,930     $   83,461,131
Wal-Mart Stores, Inc.                                                  1,106,700         53,342,940
                                                                                     --------------
                                                                                     $  136,804,071
---------------------------------------------------------------------------------------------------
Insurance - 3.0%
---------------------------------------------------------------------------------------------------
American International Group, Inc.                                     2,806,302     $  163,046,146
---------------------------------------------------------------------------------------------------
Internet - 1.4%
---------------------------------------------------------------------------------------------------
eBay, Inc.*^                                                             988,340     $   32,625,103
Yahoo!, Inc.*                                                          1,328,320         46,026,288
                                                                                     --------------
                                                                                     $   78,651,391
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                 1,120,700     $   63,442,827
---------------------------------------------------------------------------------------------------
Machinery & Tools - 2.2%
---------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                       978,370     $   93,248,445
Illinois Tool Works, Inc.^                                               302,540         24,106,387
                                                                                     --------------
                                                                                     $  117,354,832
---------------------------------------------------------------------------------------------------
Medical Equipment - 4.4%
---------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                               1,822,590     $   49,209,930
Guidant Corp.^                                                           491,710         33,092,083
Medtronic, Inc.                                                        1,445,380         74,856,230
Synthes, Inc.                                                            267,750         29,301,323
Zimmer Holdings, Inc.*^                                                  723,920         55,140,986
                                                                                     --------------
                                                                                     $  241,600,552
---------------------------------------------------------------------------------------------------
Oil Services - 4.8%
---------------------------------------------------------------------------------------------------
Halliburton Co.                                                        1,967,430     $   94,082,503
Noble Corp.                                                            1,504,660         92,551,637
Transocean, Inc.*^                                                     1,381,060         74,535,808
                                                                                     --------------
                                                                                     $  261,169,948
---------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
---------------------------------------------------------------------------------------------------
EMC Corp.*                                                             9,213,640     $  126,319,004
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.9%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                    2,243,430     $  109,950,504
Eli Lilly & Co.                                                        1,566,680         87,279,743
Johnson & Johnson                                                      2,450,308        159,270,020
Roche Holding AG                                                         572,110         72,050,090
Wyeth                                                                  2,412,840        107,371,380
                                                                                     --------------
                                                                                     $  535,921,737
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
---------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                         1,146,820     $   53,441,812
---------------------------------------------------------------------------------------------------
Specialty Stores - 3.1%
---------------------------------------------------------------------------------------------------
Gap, Inc.                                                              2,416,360     $   47,723,110
Staples, Inc.                                                          2,761,420         58,873,474
TJX Cos., Inc.                                                         2,548,260         62,050,131
                                                                                     --------------
                                                                                     $  168,646,715
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
---------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                2,985,669     $   72,611,470
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                   4,880,271     $   93,261,979
QUALCOMM, Inc.                                                           762,290         25,163,193
                                                                                     --------------
                                                                                     $  118,425,172
---------------------------------------------------------------------------------------------------
Telephone Services - 1.4%
---------------------------------------------------------------------------------------------------
Sprint Corp.^                                                          2,976,599     $   74,682,869
---------------------------------------------------------------------------------------------------
Tobacco - 1.5%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                     1,232,670     $   79,704,442
---------------------------------------------------------------------------------------------------
Trucking - 1.0%
---------------------------------------------------------------------------------------------------
CNF, Inc.                                                                258,600     $   11,611,140
FedEx Corp.                                                              506,120         41,000,781
                                                                                     --------------
                                                                                     $   52,611,921
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.7%
---------------------------------------------------------------------------------------------------
Entergy Corp.                                                            226,430     $   17,106,787
Exelon Corp.^                                                          1,419,760         72,876,281
                                                                                     --------------
                                                                                     $   89,983,068
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $4,937,905,454)                                       $5,413,605,411
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 4.8%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                      261,653,644       $261,653,644
---------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<      $10,623,000        $10,623,000
---------------------------------------------------------------------------------------------------
Total Investments(S) (Identified Cost, $5,210,182,098)                              $5,685,882,055
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.6)%                                                (249,840,148)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $5,436,041,907
---------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
(S) As of June 30, 2005, the trust had six securities representing $295,478,724 and 5.4%
    of net assets that were fair valued in accordance with the policies adopted by the
    Board of Trustees.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of the trust.

AT 6/30/05

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $255,248,274 of securities
on loan (identified cost, $5,210,182,098)                        $5,685,882,055
Cash                                                                     82,796
Foreign currency, at value (identified cost, $237,784)                  236,840
Receivable for investments sold                                      28,001,142
Receivable for trust shares sold                                      3,116,160
Interest and dividends receivable                                     3,724,581
Other assets                                                            114,681
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $5,721,158,255
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                                  20,275,849
Collateral for securities loaned, at value                          261,653,644
Payable to affiliates
  Management fee                                                         48,806
  Shareholder servicing costs                                         1,946,135
  Distribution and service fees                                          96,286
  Administrative services fee                                             1,463
  Program manager fees                                                       14
  Retirement plan administration and service fees                            23
Accrued expenses and other liabilities                                1,094,128
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $285,116,348
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $5,436,041,907
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $5,610,260,050
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         475,692,526
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (657,761,458)
Accumulated undistributed net investment income                       7,850,789
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $5,436,041,907
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   319,763,321
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $3,244,220,380
  Shares outstanding                                                188,971,167
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $17.17
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$17.17)                                                    $18.22
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,687,754,691
  Shares outstanding                                                100,693,602
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.76
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $365,432,945
  Shares outstanding                                                 21,903,072
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.68
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $113,098,139
  Shares outstanding                                                  6,685,190
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.92
-------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $20,172,371
  Shares outstanding                                                  1,190,594
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.94
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $89,497
  Shares outstanding                                                      5,342
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.75
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,185
  Shares outstanding                                                      3,054
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.76
-------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,132,632
  Shares outstanding                                                    186,365
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $16.81
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,464
  Shares outstanding                                                      2,939
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.17
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $50,501
  Shares outstanding                                                      2,939
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $17.18
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,177,977
  Shares outstanding                                                     69,512
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $16.95
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$16.95)                                                    $17.98
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $127,931
  Shares outstanding                                                      7,761
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.48
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $683,194
  Shares outstanding                                                     41,784
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $16.35
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your trust received in investment income and paid in expenses.
It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 6/30/05

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $42,397,762
  Interest                                                               842,706
  Foreign taxes withheld                                              (1,157,579)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $42,082,889
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $9,352,068
  Distribution and service fees                                       17,022,342
  Program manager fees                                                     2,390
  Shareholder servicing costs                                          5,675,719
  Administrative services fee                                            274,626
  Retirement plan administration and services fees                         3,476
  Trustees' compensation                                                  80,069
  Custodian fee                                                          607,309
  Printing                                                               244,135
  Postage                                                                 88,932
  Auditing fees                                                           29,282
  Legal fees                                                              92,699
  Shareholder solicitation expenses                                      303,970
  Miscellaneous                                                          372,308
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $34,149,325
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (222,835)
  Reduction of expenses by investment adviser                            (13,170)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $33,913,320
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $8,169,569
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $326,884,043
  Foreign currency transactions                                           16,293
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $326,900,336
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(375,617,965)
  Translation of assets and liabilities in foreign currencies            (14,474)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(375,632,439)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(48,732,103)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $(40,562,534)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     6/30/05                   12/31/04
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $8,169,569                $25,774,398
Net realized gain (loss) on investments and foreign
currency transactions                                            326,900,336                461,617,578
Net unrealized gain (loss) on investments and foreign
currency translation                                            (375,632,439)               147,783,508
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $(40,562,534)              $635,175,484
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(1,384,758)              $(31,713,526)
  Class B                                                                 --                   (259,607)
  Class I                                                           (475,699)                (1,851,192)
  Class R                                                            (32,798)                   (91,688)
  Class R3                                                            (7,590)                    (8,796)
  Class 529A                                                              --                     (8,137)
  Class 529B                                                              --                        (96)
  Class 529C                                                              --                       (786)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1,900,845)              $(33,933,828)
-------------------------------------------------------------------------------------------------------
Change in net assets from trust share transactions             $(602,659,274)           $(1,329,507,205)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $1,836                     $7,108
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(645,120,817)             $(728,258,441)
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $6,081,162,724             $6,809,421,165
At end of period (including accumulated undistributed net
investment income of $7,850,789 and $1,582,065,
respectively)                                                 $5,436,041,907             $6,081,162,724
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the trust's operations). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                  SIX MONTHS                                     YEARS ENDED 12/31
                                       ENDED            ----------------------------------------------------------------------
CLASS A                             6/30/05=               2004=              2003           2002          2001           2000
                                 (UNAUDITED)
Net asset value,
beginning of period                   $17.26             $15.62             $12.87         $16.58        $20.02         $20.95
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                $0.05              $0.11              $0.10          $0.09         $0.08          $0.08
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                     (0.13)              1.68               2.74          (3.73)        (3.33)         (0.16)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations      $(0.08)             $1.79              $2.84         $(3.64)       $(3.25)        $(0.08)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income          $(0.01)            $(0.15)            $(0.09)        $(0.07)       $(0.05)        $(0.03)
  From net realized gain on
  investments and foreign
  currency transactions                   --                 --                 --             --         (0.14)         (0.82)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                          $(0.01)            $(0.15)            $(0.09)        $(0.07)       $(0.19)        $(0.85)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $17.17             $17.26             $15.62         $12.87        $16.58         $20.02
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                   (0.48)++***        11.51+***          22.14         (22.00)       (16.24)         (0.34)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                            0.96+              0.92               0.94           0.92          0.91           0.87
Expenses after expense
reductions##                            0.96+              0.92               0.94           0.92          0.91           0.87
Net investment income                   0.54+              0.68               0.72           0.58          0.47           0.38
Portfolio turnover                        26                 78                 76             55            77             68
Net assets at end of period
(000,000 Omitted)                     $3,244             $3,458             $3,734         $3,589        $5,630         $7,638
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                    YEARS ENDED 12/31
                                         ENDED           ---------------------------------------------------------------------
CLASS B                                6/30/05=              2004=              2003          2002          2001          2000
                                   (UNAUDITED)
Net asset value, beginning
of period                               $16.90             $15.26             $12.57        $16.22        $19.66        $20.69
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)          $(0.01)             $0.00+++           $0.01        $(0.01)       $(0.03)       $(0.06)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                       (0.13)              1.64               2.68         (3.64)        (3.27)        (0.15)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $(0.14)             $1.64              $2.69        $(3.65)       $(3.30)       $(0.21)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $--             $(0.00)+++            $--           $--           $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                              --                 --                 --            --         (0.14)        (0.82)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $--             $(0.00)+++            $--           $--        $(0.14)       $(0.82)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $16.76             $16.90             $15.26        $12.57        $16.22        $19.66
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                     (0.83)++***        10.76+***          21.40        (22.50)       (16.80)        (1.01)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                              1.61+              1.57               1.59          1.57          1.56          1.52
Expenses after expense
reductions##                              1.61+              1.57               1.59          1.57          1.56          1.52
Net investment income (loss)             (0.11)+             0.03               0.07         (0.06)        (0.18)        (0.27)
Portfolio turnover                          26                 78                 76            55            77            68
Net assets at end of period
(000,000 Omitted)                       $1,688             $2,062             $2,435        $2,391        $3,839        $5,022
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                    YEARS ENDED 12/31
                                         ENDED         -----------------------------------------------------------------------
CLASS C                                6/30/05=              2004=              2003          2002          2001          2000
                                   (UNAUDITED)
Net asset value, beginning
of period                               $16.82             $15.19             $12.51        $16.14        $19.57        $20.59
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)          $(0.01)             $0.00+++           $0.01        $(0.01)       $(0.03)       $(0.06)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                       (0.13)              1.63               2.67         (3.62)        (3.26)        (0.14)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $(0.14)             $1.63              $2.68        $(3.63)       $(3.29)       $(0.20)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $--                $--                $--           $--           $--           $--
  From net realized gain on
  investments and foreign currency
  transactions                              --                 --                 --            --         (0.14)        (0.82)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $--                $--                $--           $--        $(0.14)       $(0.82)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $16.68             $16.82             $15.19        $12.51        $16.14        $19.57
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                     (0.83)++***        10.73+***          21.42        (22.49)       (16.82)        (0.96)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                              1.61+              1.57               1.59          1.57          1.56          1.52
Expenses after expense
reductions##                              1.61+              1.57               1.59          1.57          1.56          1.52
Net investment income (loss)             (0.11)+             0.03               0.07         (0.06)        (0.18)        (0.27)
Portfolio turnover                          26                 78                 76            55            77            68
Net assets at end of period
(000,000 Omitted)                         $365               $424               $529          $546          $931        $1,269
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 12/31
                                            ENDED       ----------------------------------------------------------------------
CLASS I                                   6/30/05=            2004=            2003           2002          2001          2000
                                      (UNAUDITED)
Net asset value, beginning
of period                                  $17.04           $15.48           $12.82         $16.58        $20.03        $20.97
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM
INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                     $0.07            $0.16            $0.15          $0.13         $0.14         $0.15
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  (0.12)            1.66             2.71          (3.70)        (3.33)        (0.16)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $(0.05)           $1.82            $2.86         $(3.57)       $(3.19)       $(0.01)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.07)          $(0.26)          $(0.20)        $(0.19)       $(0.12)       $(0.11)
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --               --             --         (0.14)        (0.82)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(0.07)          $(0.26)          $(0.20)        $(0.19)       $(0.26)       $(0.93)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $16.92           $17.04           $15.48         $12.82        $16.58        $20.03
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                        (0.29)++***      11.86+***        22.52         (21.66)       (15.99)         0.01
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##         0.61+            0.57             0.59           0.57          0.56          0.52
Expenses after expense reductions##          0.61+            0.57             0.59           0.57          0.56          0.52
Net investment income                        0.89+            1.03             1.07           0.93          0.78          0.73
Portfolio turnover                             26               78               76             55            77            68
Net assets at end of period
(000,000 Omitted)                            $113             $122             $108           $104           $72          $199
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                  SIX MONTHS                YEARS ENDED 12/31
                                                                     ENDED           -------------------------------
CLASS R (FORMERLY CLASS R1)                                        6/30/05=            2004=                  2003
                                                                  (UNAUDITED)
Net asset value, beginning of period                             $17.08                $15.54                 $12.87
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment income                                           $0.03                 $0.09                  $0.09
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.13)                 1.65                   2.74
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.10)                $1.74                  $2.83
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.04)               $(0.20)                $(0.16)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $16.94                $17.08                 $15.54
--------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                              (0.60)++***           11.30+***              22.14
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                               1.11+                 1.07                   1.07
Expenses after expense reductions##                                1.11+                 1.07                   1.07
Net investment income                                              0.40+                 0.55                   0.60
Portfolio turnover                                                   26                    78                     76
Net assets at end of period (000 Omitted)                       $20,172               $11,704                 $1,510
--------------------------------------------------------------------------------------------------------------------

                                                                                                       PERIOD ENDED
CLASS R1                                                                                                6/30/05**=
                                                                                                        (UNAUDITED)
Net asset value, beginning of period                                                                     $16.63
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment loss                                                                                    $(0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                                         0.14^
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                          $0.12
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                           $16.75
--------------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                                                                    0.72++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                                       1.82+
Expenses after expense reductions##                                                                        1.82+
Net investment loss                                                                                       (0.44)+
Portfolio turnover                                                                                           26
Net assets at end of period (000 Omitted)                                                                   $89
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                                                 PERIOD ENDED
CLASS R2                                                                                          6/30/05**=
                                                                                                  (UNAUDITED)
Net asset value, beginning of period                                                               $16.63
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment loss                                                                              $(0.00)+++
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                                   0.13^
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                    $0.13
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                     $16.76
---------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                                                              0.78++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                                 1.51+
Expenses after expense reductions##                                                                  1.51+
Net investment loss                                                                                 (0.02)+
Portfolio turnover                                                                                     26
Net assets at end of period (000 Omitted)                                                             $51
---------------------------------------------------------------------------------------------------------------

                                                           SIX MONTHS              YEAR                  PERIOD
                                                             ENDED                 ENDED                  ENDED
CLASS R3 (FORMERLY CLASS R2)                                6/30/05=             12/31/04=             12/31/03**
                                                          (UNAUDITED)
Net asset value, beginning of period                          $16.97              $15.48                 $14.69
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------
  Net investment income                                        $0.01               $0.04                  $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                             (0.12)               1.65                   0.90
---------------------------------------------------------------------------------------------------------------
Total from investment operations                              $(0.11)              $1.69                  $0.91
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.05)             $(0.20)                $(0.12)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $16.81              $16.97                 $15.48
---------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                           (0.67)++***         11.03+***               6.23++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                            1.37+               1.31                   1.05+
Expenses after expense reductions##                             1.37+               1.31                   1.05+
Net investment income                                           0.15+               0.28                   0.63+
Portfolio turnover                                                26                  78                     76
Net assets at end of period (000 Omitted)                     $3,133              $1,783                   $174
---------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                               PERIOD ENDED
CLASS R4                                                                                        6/30/05**=
                                                                                                (UNAUDITED)
Net asset value, beginning of period                                                             $17.01
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------
  Net investment income                                                                           $0.02
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                                 0.14^
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $0.16
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                   $17.17
----------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                                                            0.94++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                               1.01+
Expenses after expense reductions##                                                                1.01+
Net investment income                                                                              0.48+
Portfolio turnover                                                                                   26
Net assets at end of period (000 Omitted)                                                           $50
----------------------------------------------------------------------------------------------------------------


                                                                                               PERIOD ENDED
CLASS R5                                                                                        6/30/05**=
                                                                                                (UNAUDITED)
Net asset value, beginning of period                                                             $17.01
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
----------------------------------------------------------------------------------------------------------------
  Net investment income                                                                           $0.03

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                                 0.14^
----------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $0.17
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                   $17.18
----------------------------------------------------------------------------------------------------------------
Total return (%)***(+)&                                                                            1.00++
----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                                                               0.71+
Expenses after expense reductions##                                                                0.71+
Net investment income                                                                              0.78
Portfolio turnover                                                                                   26
Net assets at end of period (000 Omitted)                                                           $51
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS                 YEARS ENDED 12/31                  PERIOD
                                                       ENDED             --------------------------------          ENDED
CLASS 529A                                            6/30/05=              2004=                  2003          12/31/02**
                                                    (UNAUDITED)
Net asset value, beginning of period                  $17.05                $15.46                $12.82             $13.24
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                $0.02                 $0.07                 $0.07              $0.03
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.12)                 1.65                  2.71              (0.36)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $(0.10)                $1.72                 $2.78             $(0.33)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--                $(0.13)               $(0.14)            $(0.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.95                $17.05                $15.46             $12.82
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                   (0.59)++***           11.20+***             21.86^            (2.53)++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.21+                 1.17                  1.18               1.17+
Expenses after expense reductions##                     1.21+                 1.17                  1.18               1.17+
Net investment income                                   0.29+                 0.44                  0.51               0.68+
Portfolio turnover                                        26                    78                    76                 55
Net assets at end of period (000 Omitted)             $1,178                $1,143                  $702               $131
---------------------------------------------------------------------------------------------------------------------------

                                                    SIX MONTHS               YEARS ENDED 12/31                     PERIOD
                                                      ENDED              -----------------------------              ENDED
CLASS 529B                                           6/30/05=               2004=                 2003            12/31/02**
                                                   (UNAUDITED)
Net asset value, beginning of period                  $16.64                $15.07                $12.50             $12.92
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment loss                                 $(0.03)               $(0.03)               $(0.02)            $(0.00)+++
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.13)                 1.61                  2.64              (0.35)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $(0.16)                $1.58                 $2.62             $(0.35)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--                $(0.01)               $(0.05)            $(0.07)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.48                $16.64                $15.07             $12.50
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                   (0.96)++***           10.50+***             21.07              (2.75)++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.86+                 1.82                  1.83               1.82+
Expenses after expense reductions##                     1.86+                 1.82                  1.83               1.82+
Net investment loss                                    (0.35)+               (0.21)                (0.15)             (0.01)+
Portfolio turnover                                        26                    78                    76                 55
Net assets at end of period (000 Omitted)               $128                  $132                   $93                $37
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS               YEARS ENDED 12/31                    PERIOD
                                                       ENDED           --------------------------------             ENDED
CLASS 529C                                            6/30/05=              2004=                 2003            12/31/02**
                                                    (UNAUDITED)
Net asset value, beginning of period                  $16.50                $14.95                $12.44             $12.86
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                        $(0.03)               $(0.03)               $(0.02)             $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     (0.12)                 1.60                  2.63              (0.36)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $(0.15)                $1.57                 $2.61             $(0.35)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--                $(0.02)               $(0.10)            $(0.07)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $16.35                $16.50                $14.95             $12.44
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                   (0.91)++***           10.55+***             21.11              (2.78)++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions##                    1.86+                 1.82                  1.83               1.82+
Expenses after expense reductions##                     1.86+                 1.82                  1.83               1.82+
Net investment income (loss)                           (0.37)+               (0.19)                (0.14)              0.36+
Portfolio turnover                                        26                    78                    76                 55
Net assets at end of period (000 Omitted)               $683                  $604                  $343                $90
---------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ** For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3)
    and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  = Redemption fees charged by the trust during this period resulted in a per share impact of less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
(+) Total returns do not include any applicable sales charges.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of trust shares and the amount of per share realized and unrealized gains and losses at such time.
  + The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the trust) was organized as a common law trust under the laws of the Commonwealth of Massachusetts in 1924 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the trust will charge a 2% redemption fee (which is retained by the trust) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the trust will no longer charge a redemption fee. See the trust's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the six months ended June 30, 2005, the trust's custodian fees were reduced by $141,580 under this arrangement. The trust has entered into a commission recapture agreement, under which certain brokers will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the six months ended June 30, 2005, the trust's miscellaneous expenses were reduced by $81,255 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, non-deductible pension expenses and wash sales.

The tax character of distributions declared for the years ended
December 31, 2004 and December 31, 2003 was as follows:

                                              12/31/04        12/31/03
        Distributions declared from:
          Ordinary income                    $33,933,828     $24,085,191

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income        $1,853,059
              Capital loss carryforward          (959,132,056)
              Unrealized appreciation             825,795,227
              Other temporary differences            (270,994)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(162,067,090) and December 31, 2010, $(797,064,966).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the trust based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class J closed on June 29, 2004.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the trust's average daily net assets.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $93,800 and $329 for the six months ended June 30, 2005, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the trust, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The trust's distribution plan provides that the trust will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.35%          $363,883        $5,763,218
Class B                          0.75%            0.25%            1.00%          1.00%             7,327         9,265,867
Class C                          0.75%            0.25%            1.00%          1.00%             5,151         1,942,255
Class R                          0.25%            0.25%            0.50%          0.50%                --            38,316
Class R1                         0.50%            0.25%            0.75%          0.75%                92               137
Class R2                         0.25%            0.25%            0.50%          0.50%                61                62
Class R3                         0.25%            0.25%            0.50%          0.50%                12             6,628
Class R4                         0.00%            0.25%            0.25%          0.25%                31                31
Class 529A                       0.25%            0.25%            0.50%          0.35%               147             2,009
Class 529B                       0.75%            0.25%            1.00%          1.00%                 7               625
Class 529C                       0.75%            0.25%            1.00%          1.00%                39             3,194
---------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                             $17,022,342

(1) In accordance with the distribution plan for certain classes, the trust pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June
    30, 2005 based on each class' average daily net assets. Payment of the 0.15% annual Class 529A distribution fee is not yet implemented and will commence on such date as the trust's Board of Trustees may determine. Assets attributable to
    Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% annually.
(3) For the six months ended June 30, 2005, MFD retained these service fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended
June 30, 2005, were as follows:

              Class A                                 $46,570
              Class B                               1,301,201
              Class C1                                  1,189

The trust has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the trust's 529 share classes is made. The trust has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the trust based solely upon the value of the trust's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the trust's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the trust. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2005, were as follows:

                                                       AMOUNT

              Class 529A                               $1,435
              Class 529B                                  156
              Class 529C                                  799
              -----------------------------------------------
              Total Program Manager Fees               $2,390

SHAREHOLDER SERVICING AGENT - The trust pays a portion of shareholder servicing costs to MFSC, a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as shareholder servicing agent, set periodically under the supervision of the trust's Board of Trustees. For the six months ended June 30, 2005, the fee was $3,165,659, which equated to 0.1120% annually of the trust's average daily net assets. MFSC also receives payment from the trust for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the trust. For the six months ended June 30, 2005, these costs amounted to $1,339,886.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of 0.00972% of the trust's average daily net assets.

In addition to the administrative services provided by MFS to the trust as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the six months ended June 30, 2005, the trust paid an annual retirement plan administration and services fee up to the following annual percentage rates of the trust's average daily net assets:

                                                                          AMOUNT
                                                              TOTAL     RETAINED
                                              FEE RATE       AMOUNT       BY MFS

Class R1                                         0.45%          $82          $63
Class R2                                         0.40%           50           37
Class R3 (formerly Class R2)                     0.25%        3,314        2,700
Class R4                                         0.15%           18           18
Class R5                                         0.10%           12           12
--------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                $3,476       $2,830

TRUSTEES' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

The trust has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $26,253. The trust also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $805. Both amounts are included in Trustees compensation for the six months ended June 30, 2005.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $75,031 of Deferred Trustees' Compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $13,170, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The trust's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, the trust accrued an estimate of the amount to be received pursuant to this matter in the amount of $5,213,825, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the trust on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,464,619,582 and $2,060,425,991, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $5,235,711,836
          -------------------------------------------------------------
          Gross unrealized appreciation                    $630,538,060
          Gross unrealized depreciation                    (180,367,841)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $450,170,219

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                             Six months ended 6/30/05            Year ended 12/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS A SHARES
Shares sold                                 12,433,933      $211,493,576      21,844,072      $346,398,917
Shares issued to shareholders in
reinvestment of distributions                   61,016         1,029,331       1,449,403        23,766,744
Shares reacquired                          (23,864,529)     (407,118,209)    (61,918,700)     (984,036,481)
-----------------------------------------------------------------------------------------------------------
Net change                                 (11,369,580)    $(194,595,302)    (38,625,225)    $(613,870,820)

CLASS B SHARES
Shares sold                                  2,162,133       $36,041,086       6,460,190       $99,905,654
Shares issued to shareholders in
reinvestment of distributions                       28               465          13,892           229,351
Shares reacquired                          (23,497,664)     (391,210,131)    (44,010,160)     (681,053,290)
-----------------------------------------------------------------------------------------------------------
Net change                                 (21,335,503)    $(355,168,580)    (37,536,078)    $(580,918,285)

CLASS C SHARES
Shares sold                                    412,967        $6,850,309       1,255,797       $19,302,826
Shares issued to shareholders in
reinvestment of distributions                       --                --              12               170
Shares reacquired                           (3,738,093)      (62,037,314)    (10,844,423)     (166,791,196)
-----------------------------------------------------------------------------------------------------------
Net change                                  (3,325,126)     $(55,187,005)     (9,588,614)    $(147,488,200)

CLASS I SHARES
Shares sold                                    425,369        $7,151,952       2,156,261       $33,705,682
Shares issued to shareholders in
reinvestment of distributions                   28,163           467,789         112,915         1,816,522
Shares reacquired                             (925,209)      (15,571,789)     (2,060,341)      (32,133,198)
-----------------------------------------------------------------------------------------------------------
Net change                                    (471,677)      $(7,952,048)        208,835        $3,389,006

                                                                                 Year ended 12/31/04*
                                                                               SHARES           AMOUNT
CLASS J SHARES
Shares sold                                                                        3,346           $51,551
Shares reacquired                                                               (104,967)       (2,089,766)
-----------------------------------------------------------------------------------------------------------
Net change                                                                      (101,621)      $(2,038,215)

                                             Six months ended 6/30/05            Year ended 12/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                    685,716       $11,565,384         918,872       $14,586,845
Shares issued to shareholders in
reinvestment of distributions                    1,980            32,970           5,610            91,658
Shares reacquired                             (182,519)       (3,079,656)       (336,232)       (5,352,331)
-----------------------------------------------------------------------------------------------------------
Net change                                     505,177        $8,518,698         588,250        $9,326,172

                                              Period ended 6/30/05**
                                              SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                      7,197          $119,919
Shares reacquired                               (1,855)          (31,259)
-------------------------------------------------------------------------
Net change                                       5,342           $88,660

CLASS R2 SHARES
Shares sold                                      3,054           $50,798

                                             Six months ended 6/30/05            Year ended 12/31/04
                                             SHARES           AMOUNT           SHARES           AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                     98,548        $1,648,897          94,962        $1,543,620
Shares issued to shareholders in
reinvestment of distributions                      458             7,570             543             8,796
Shares reacquired                              (17,705)         (296,350)         (1,675)          (26,895)
-----------------------------------------------------------------------------------------------------------
Net change                                      81,301        $1,360,117          93,830        $1,525,521

                                              Period ended 6/30/05**
                                               SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                      2,939           $50,000

CLASS R5 SHARES
Shares sold                                      2,939           $50,000

                                             Six months ended 6/30/05            Year ended 12/31/04
                                              SHARES           AMOUNT           SHARES           AMOUNT
CLASS 529A SHARES
Shares sold                                      3,727           $62,820          22,659          $352,319
Shares issued to shareholders in
reinvestment of distributions                       --                --             501             8,137
Shares reacquired                               (1,242)          (20,805)         (1,541)          (24,074)
-----------------------------------------------------------------------------------------------------------
Net change                                       2,485           $42,015          21,619          $336,382

CLASS 529B SHARES
Shares sold                                      2,151           $35,162           2,293           $35,027
Shares issued to shareholders in
reinvestment of distributions                       --                --               5                96
Shares reacquired                               (2,296)          (37,702)           (538)           (8,291)
-----------------------------------------------------------------------------------------------------------
Net change                                        (145)          $(2,540)          1,760           $26,832

CLASS 529C SHARES
Shares sold                                      5,696           $94,169          14,978          $224,318
Shares issued to shareholders in
reinvestment of distributions                       --                --              50               786
Shares reacquired                                 (506)           (8,256)         (1,391)          (20,702)
-----------------------------------------------------------------------------------------------------------
Net change                                       5,190           $85,913          13,637          $204,402

 * Class J shares closed on June 29, 2004.
** For the period from the inception of Class R1, R2, R4 and R5 shares, April 1, 2005, through
   June 30, 2005.

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended June 30, 2005 was $11,865, and is included in miscellaneous expense. The trust had no significant borrowings during the six months ended June 30, 2005.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 6/30/05

At a special meeting of shareholders of Massachusetts Investors Trust, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                              NUMBER OF DOLLARS
                                 -------------------------------------------
NOMINEE                              AFFIRMATIVE          WITHHOLD AUTHORITY

Lawrence H. Cohn                 $3,672,368,402.88          $99,311,229.24
----------------------------------------------------------------------------
David H. Gunning                  3,679,496,406.41           92,183,225.71
----------------------------------------------------------------------------
William R. Gutow                  3,674,049,148.17           97,630,483.95
----------------------------------------------------------------------------
Michael Hegarty                   3,681,819,731.28           89,859,900.84
----------------------------------------------------------------------------
J. Atwood Ives                    3,677,976,197.87           93,703,434.25
----------------------------------------------------------------------------
Amy B. Lane                       3,676,826,237.85           94,853,394.27
----------------------------------------------------------------------------
Robert J. Manning                 3,678,736,831.91           92,942,800.21
----------------------------------------------------------------------------
Lawrence T. Perera                3,677,957,727.25           93,721,904.87
----------------------------------------------------------------------------
Robert C. Pozen                   3,684,046,628.41           87,633,003.71
----------------------------------------------------------------------------
J. Dale Sherratt                  3,676,937,440.08           94,742,192.04
----------------------------------------------------------------------------
Laurie J. Thomsen                 3,676,173,327.34           95,506,304.78
----------------------------------------------------------------------------

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most review and renewal of the fund's Investment Agreement with MFS will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MIT-SEM-8/05 423M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------

* Print name and title of each signing officer under his or her signature.